Investment in an Associate - Schedule of Financial Information of the Company’s Investment (Parentheticals) (Details)	Dec. 31, 2024	Dec. 31, 2023
Altamira Medica [Member]
Schedule of Financial Information of the Company’s Investment [Line Items]
Share in equity	49.00%	49.00%